INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended
	Jul. 31, 2026	Apr. 30, 2026
Income Tax Disclosure [Abstract]
Net operating loss		$ 906
Accrued interest or penalties	$ 0	0
Uncertain tax positions	0	0
Unrecognized tax benefits	0	$ 0
Pretax loss	192,293
Gross deferred tax asset	40,572
Valuation allowance	$ 40,572
U.S. federal statutory rate	21.00%
Income tax benefit	$ 40,382
Effective income tax rate	0.00%
Federal statutory benefit	21.00%
Valuation-allowance	(21.00%)